Sales and marketing expenses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Sales and marketing expenses
Consulting	$ 379,874	$ 310,738	$ 946,964	$ 490,337
Marketing	1,418,294	980,351	3,737,052	2,926,079
Salaries and benefits	1,346,884	1,302,138	4,330,485	3,137,092
Share-based compensation expense	26,745	85,809	81,554	448,844
Total sales and marketing expenses	$ 3,171,797	$ 2,679,036	$ 9,096,055	$ 7,002,352